UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here is Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
						[] adds new holding entries

Institutional Investment Manager filing this report:

Name:		GMT Capital Corp
Address:		2100 RiverEdge Parkway, Suite 840
				Atlanta, GA 30328

Form 13F File Number: 28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	George E. Case III
Title:	Vice President
Phone:	770-989-8261
Signature,				Place,		and Date of Signing:
George E. Case, III		Atlanta, GA	February 15, 2002

	[X] 13F Holding Report
	[ ] 13F Notice
	[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:	None

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total:	$219,071

List of other Included Managers: None



GMT Capital
13F Information Table                                                                             Auth
December 31, 2001                                                               Invest-          Sole/
                                  Title of                                        ment   Other   Shared
          Name of Issuer            Class      Cusip         Value     Quantity  Disc.  Managers  None

Active Power, Inc.                 Common       00504W100       112,200    16,500  Sole    None    Sole
Albemarle                          Common        12653101     4,256,160   177,340  Sole    None    Sole
American Greetings                 Common        26375105     9,432,341   684,495  Sole    None    Sole
Arrow Electronics Inc              Common        42735100     7,386,795   247,050  Sole    None    Sole
Avnet Inc                          Common        53807103     2,813,162   110,450  Sole    None    Sole
Bio-Technology General             Common        90578105     3,951,717   480,160  Sole    None    Sole
Burlington Northern Santa Fe C     Common       12189T104     3,117,758   109,280  Sole    None    Sole
Canadian Natural Resources         Common       136385101    15,617,974   649,396  Sole    None    Sole
Cardiogenesis                      Common       14159W109     1,278,553  1,092,78  Sole    None    Sole
Caremark Rx, Inc.                  Common       141705103     8,928,910   547,450  Sole    None    Sole
Carrington Laboratories, Inc.      Common       144525102        11,231    11,000  Sole    None    Sole
Celanese AG (GR)                   Common       D1497A101    13,081,801   675,364  Sole    None    Sole
Cellergy Pharmaceuticals           Common       15115L103     3,550,593   413,822  Sole    None    Sole
Ciber inc                          Common       17163B102     1,691,550   179,000  Sole    None    Sole
Compucom Systems Inc               Common       204780100     2,849,141  1,260,68  Sole    None    Sole
Datametrics Corp.                  Common       238085104         1,567    37,300  Sole    None    Sole
Del Monte Foods                    Common       24522P103     2,274,808   267,310  Sole    None    Sole
Diversinent Corp.                  Common       25536K204        20,435    16,750  Sole    None    Sole
Dole Food Company                  Common       256605106    10,310,769   384,300  Sole    None    Sole
DSP Communications, Inc.           Common       252781109        31,960    34,000  Sole    None    Sole
Eastman Chemical Company           Common       277432100     8,287,341   212,387  Sole    None    Sole
Electronic Arts                    Common       285512109       699,065    11,661  Sole    None    Sole
Emisphere Technologies             Common       291345106     5,483,446   171,841  Sole    None    Sole
Enterasys Networks, Inc.(Cable     Common       293637104     2,572,907   290,724  Sole    None    Sole
Genesis Microchip Inc.             Common       371933102       330,600     5,000  Sole    None    Sole
Globalstar Telecomm Jan 02 7 1     Common       3C2997402       219,000       300  Sole    None    Sole
Grant Prideco Inc                  Common       38821G101       268,410    23,340  Sole    None    Sole
Gulf Indonesia Resources, Ltd.     Common       402284103       666,000    74,000  Sole    None    Sole
Innoveda, Inc.                     Common       45769F102       975,616   542,009  Sole    None    Sole
Interstate Bakeries Corp           Common       46072H108     8,097,157   334,870  Sole    None    Sole
JTS Corporation                    Common       465940104            83    41,600  Sole    None    Sole
MacDermid Inc.                     Common       554273102     1,393,290    82,200  Sole    None    Sole
North American Scientific          Common       65715D100     1,857,106   138,590  Sole    None    Sole
Northrop Grumman                   Common       666807102     2,752,113    27,300  Sole    None    Sole
NQL Drilling Tools Inc Class A     Common       62936w108     5,527,278  1,204,20  Sole    None    Sole
Ocular Sciences                    Common       675744106     7,958,465   341,565  Sole    None    Sole
Oil Services HOLDRS                Common       678002106     3,520,920    57,720  Sole    None    Sole
Omega Environmental Incorporat     Common       682077102           340    34,000  Sole    None    Sole
Opal Morgan Stanley Japan          Common         4286286     3,446,948     8,332  Sole    None    Sole
Opal2 Morgan Stanley Thailand      Common       683475107     4,425,153    94,940  Sole    None    Sole
Payless Shoesource                 Common       704379106     7,475,811   133,140  Sole    None    Sole
Pixelworks                         Common       72581M107       796,672    49,606  Sole    None    Sole
PYR Energy Corp.                   Common       693677106        47,718    24,100  Sole    None    Sole
Rational Software                  Common       75409P202       195,000    10,000  Sole    None    Sole
Rehabilicare                       Common       758944102     3,833,815   744,430  Sole    None    Sole
Republic Services, Inc.            Common       760759100     7,857,596   393,470  Sole    None    Sole
Riverstone Networks                Common       769320102       450,690    27,150  Sole    None    Sole
Solvay SA                          Common     E0003470755     7,066,393   117,304  Sole    None    Sole
Speedway Motorsports Inc           Common       847788106     3,175,674   125,620  Sole    None    Sole
Summit Resources                   Common       866246101     1,241,340   391,590  Sole    None    Sole
SuperGen, Inc.                     Common       868059106     4,711,280   329,000  Sole    None    Sole
Talisman Energy                    Common       87425E103     1,461,389    38,610  Sole    None    Sole
Teck Corporation                   Common       878842204    11,824,920  1,479,96  Sole    None    Sole
Tellabs Inc                        Common       879664100     1,204,280    80,500  Sole    None    Sole
Tennant                            Common       880345103       496,027    13,370  Sole    None    Sole
Thailand Fund                      Common       882904105        55,473    16,810  Sole    None    Sole
Tupperware Corp                    Common       899896104     4,162,331   216,225  Sole    None    Sole
Tyson Foods, Inc.                  Common       902494103     3,224,887   279,211  Sole    None    Sole
Upton Resources, Inc.              Common       91685D102     2,629,638  1,328,10  Sole    None    Sole
Vertex Industries, Inc.            Common       925322109        16,920    18,000  Sole    None    Sole
Vision Sciences Inc. Delaware      Common       927912105        55,290    57,000  Sole    None    Sole
Vital Signs                        Common       928469105     1,215,567    34,830  Sole    None    Sole
W P Carey & Co. LLC (Diversifi     Common       14174P105     4,114,984   177,370  Sole    None    Sole
Worldcom                           Common       98157D106     2,556,928   181,600  Sole    None    Sole

                                                           219,071,285